UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                                                                811-22406

Mirae Asset Discovery Funds

(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor               New York, NY                         10022

(Address of principal executive offices)                                                    (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:                (212) 205-8300

Date of fiscal year end:          December 31

Date of reporting period:       June 30, 2020

Item 1. Reports to Stockholders.

Mirae Asset Discovery Funds
Semi-Annual Report
June 30, 2020
Mirae Asset Emerging Markets Great Consumer VIT Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports, like this one, will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at 1-888-335-3417 or by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-888-335-3417 or by contacting your financial intermediary. Your election to receive reports in paper will apply to all Funds you hold in the Mirae fund complex and with your financial intermediary.

i

Mirae Asset Discovery Funds
Expense Examples (Unaudited)

As a Fund shareholder, you may incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of  $1,000 invested at January 1, 2020 and held for the entire period from January 1, 2020 through June 30, 2020.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your expenses would have been higher.
Fund		Beginning Account Value 1/1/20	Actual Ending Account Value 6/30/20	Hypothetical Ending Account Value 6/30/20	Actual Expenses Paid During Period 1/1/20 – 6/30/20(1)	Hypothetical Expenses Paid During Period 1/1/20 – 6/30/20(1)	Annualized Expense Ratio During Period 1/1/20 – 6/30/20
Emerging Markets Great Consumer VIT Fund	Class I	$1,000.00	$1,005.70	$1,019.14	$5.73	$5.77	1.15%

(1)
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one-half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer VIT Fund (Unaudited)	June 30, 2020

	Shares	Value
Common Stocks (98.3%)
AL Rajhi Bank (Banks)	2,350	$35,464
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)	7,000	189,310
Alibaba Health Information Technology Ltd.*(Health Care Technology)	32,000	93,313
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	4,382	78,346
Asian Paints Ltd. (Chemicals)	3,239	72,843
Ayala Land, Inc. (Real Estate Management & Development)	59,481	39,829
Azul SA ADR* (Airlines)	1,360	15,205
Banco do Brasil SA (Banks)	2,400	14,235
Britannia Industries Ltd. (Food Products)	1,803	86,631
CD Projekt SA* (Entertainment)	170	16,978
China International Travel Service Corp. Ltd., Class A* (Hotels, Restaurants & Leisure)	4,900	107,327
China Merchants Bank Co. Ltd. (Banks)	15,000	68,997
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	21,000	63,539
Clicks Group Ltd. (Food & Staples Retailing)	1,250	15,161
CP All Public Co. Ltd. (Food & Staples Retailing)	20,800	45,599
Credicorp Ltd. (Banks)	145	19,382
Crompton Greaves Consumer Electricals (Household Durables)	5,043	15,941
Detsky Mir PJSC (Specialty Retail)	16,760	23,699
FirstRand Ltd. (Diversified Financial Services)	6,100	13,386
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	3,480	61,005
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	11,000	74,868
Grupo Financiero Banorte Sab de CV* (Banks)	5,800	20,074
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	13,000	55,279
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	1,250	15,500
HDFC Bank Ltd. (Banks)	6,991	99,661
Hindustan Unilever Ltd. (Household Products)	2,364	68,260
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	3,360	43,840
	Shares	Value
KAZ Minerals PLC (Metals & Mining)	5,365	$33,233
LG Household & Health Care Ltd. (Personal Products)	50	55,953
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	28,500	90,461
Lojas Renner SA (Multiline Retail)	3,700	28,683
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	37	36,473
Mr. Price Group Ltd. (Specialty Retail)	1,870	15,417
Nestle India Ltd. (Food Products)	308	70,064
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	946	123,198
Ping An Healthcare & Technology Co. Ltd.* (Health Care Technology)	2,600	39,552
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	7,000	69,997
Prosus NV* (Internet & Direct Marketing Retail)	520	48,334
PT Bank Central Asia TBK (Banks)	42,300	84,764
Raia Drogasil SA (Food & Staples Retailing)	1,200	24,644
Rumo SA* (Road & Rail)	9,400	38,967
Sberbank of Russia PJSC ADR* (Banks)	2,650	30,157
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	9,800	99,399
Suzano SA* (Paper & Forest Products)	4,300	29,246
TAL Education Group ADR* (Diversified Consumer Services)	498	34,053
TCS Group Holdings PLC GDR (Banks)	1,490	30,247
Tencent Holdings Ltd. (Interactive Media & Services)	1,700	109,366
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	13,600	32,533
Yandex NV, Class A (Interactive Media & Services)	750	37,515
TOTAL COMMON STOCKS (Cost $2,473,542)		2,615,928
TOTAL INVESTMENTS (Cost $2,473,542) – 98.3%		2,615,928
Other Net Assets (Liabilities) – 1.7%		44,251
NET ASSETS – 100.0%		$2,660,179

*
Non-income producing security

ADR
American Depositary Receipt

GDR
Global Depository Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer VIT Fund (Unaudited)	June 30, 2020

The Emerging Markets Great Consumer VIT Fund invested in the following industries as of June 30, 2020:

	Value	% of Net Assets
Airlines	$15,205	0.6%
Banks	418,481	15.6%
Chemicals	72,843	2.7%
Diversified Consumer Services	157,251	5.9%
Diversified Financial Services	13,386	0.5%
Entertainment	16,978	0.6%
Food & Staples Retailing	117,937	4.4%
Food Products	217,700	8.3%
Health Care Providers & Services	78,346	2.9%
Health Care Technology	132,865	5.0%
Hotels, Restaurants & Leisure	237,474	9.0%
Household Durables	15,941	0.6%
Household Products	68,260	2.6%
Insurance	69,997	2.6%
Interactive Media & Services	146,881	5.5%
Internet & Direct Marketing Retail	274,117	10.4%
Metals & Mining	33,233	1.2%
Multiline Retail	28,683	1.1%
Paper & Forest Products	29,246	1.1%
Personal Products	55,953	2.1%
Pharmaceuticals	43,840	1.6%
Real Estate Management & Development	103,368	3.9%
Road & Rail	38,967	1.5%
Specialty Retail	39,116	1.5%
Textiles, Apparel & Luxury Goods	90,461	3.4%
Transportation Infrastructure	99,399	3.7%
Other Net Assets	44,251	1.7%
Total	$2,660,179	100.0%
The Emerging Markets Great Consumer VIT Fund invested in securities with exposure to the following countries as of June 30, 2020:
	Value	% of Net Assets
Argentina	$36,473	1.4%
Brazil	150,980	5.7%
China	1,091,784	41.1%
Cyprus	30,247	1.1%
Hong Kong	231,720	8.7%
India	491,746	18.5%
Indonesia	84,764	3.2%
Kazakstan	15,500	0.6%
Mexico	52,607	2.0%
Netherlands	48,334	1.8%
Peru	19,382	0.7%
Philippines	39,829	1.5%
Poland	16,978	0.6%
Russia	91,371	3.4%
Saudi Arabia	35,464	1.3%
South Africa	43,964	1.7%
South Korea	55,953	2.1%
Thailand	45,599	1.7%
United Kingdom	33,233	1.2%
Other Net Assets	44,251	1.7%
Total	$2,660,179	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statement of Assets and Liabilities (Unaudited)	June 30, 2020

Emerging Markets Great Consumer VIT Fund
Assets:
Investments, at value (Cost $2,473,542)	$2,615,928
Foreign currency, at value (Cost $623)	623
Cash	61,747
Dividends and interest receivable	2,364
Receivable from Manager	10,532
Total Assets	2,691,194
Liabilities:
Payable for investments purchased	7,923
Deferred foreign taxes	1,321
Accrued expenses:
Administration	5,738
Fund accounting	4,019
Transfer agent	274
Custodian	3,696
Legal and audit fees	5,715
Trustee	152
Other	2,177
Total Liabilities	31,015
Net Assets	$2,660,179
Net Assets consist of:
Paid in Capital	$2,500,000
Total distributable earnings/(loss)	160,179
Net Assets	$2,660,179
Net Assets:
Class I	$2,660,179
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class I	250,000
Net Asset Value (redemption price per share):
Class I	$10.64
See accompanying notes to financial statements

Mirae Asset Discovery Funds
Statement of Operations (Unaudited)	For the period ended June 30, 2020

Emerging Markets Great Consumer VIT Fund
Investment Income:
Dividend income	$12,852
Interest income	(48)
Foreign tax withholding	(948)
Total Investment Income	11,856
Expenses:
Manager fees	12,280
Administration fees	34,809
Fund accounting fees	22,409
Transfer agent fees	716
Custodian fees	9,624
Trustee fees	332
Legal and audit fees	13,205
Other fees	3,841
Total Expenses before fee reductions	97,216
Waivers and/or reimbursements from the Manager	(72,646)
Fees voluntarily reduced by the Administrator	(10,305)
Total Net Expenses	14,265
Net Investment Income (Loss)	(2,409)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	9,652
Net realized gains (losses) on foreign currency transactions	(2,996)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	11,896
Net Change in foreign taxes on unrealized gains (losses)	(1,321)
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	17,231
Change in Net Assets Resulting From Operations	$14,822

See accompanying notes to financial statements

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Great Consumer VIT Fund
	Six Months Ended June 30, 2020 (Unaudited)	For the period Nov. 13, 2019(a) through Dec. 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$(2,409)	$(1,370)
Net realized gains (losses) on investments	9,652	20,017
Net realized gains (losses) on foreign currency transactions	(2,996)	(3,781)
Change in unrealized appreciation/depreciation on investments, foreign currency transactions and foreign taxes	10,575	130,491
Change in net assets resulting from operations	14,822	145,357
Change in net assets from capital transactions	—	2,500,000
Change in net assets	14,822	2,645,357
Net Assets:
Beginning of period	2,645,357	—
End of period	$2,660,179	$2,645,357
Capital Transactions:
Class I
Proceeds from shares issued	$—	$2,500,000
Change in net assets resulting from capital transactions	$—	$2,500,000
Share Transactions:
Class I
Issued	—	250,000
Change in shares	—	250,000
Amounts shown as “—” are either $0 or round to $0.
(a)
Commencement of operations.

See accompanying notes to financial statements

Mirae Asset Discovery Funds
Financial Highlights for the periods indicated	Selected data for a share of beneficial interest outstanding throughout the periods indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)(c)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Gross Expenses to Average Net Assets(d)	Net Assets, End of Period (000’s)	Portfolio Turnover(c)
Emerging Markets Great Consumer VIT Fund
Class I
Six Months Ended June 30, 2020 (Unaudited)	$10.58	(0.01)	0.07	0.06	—	—	—	$10.64	0.57%	1.15%	(0.19)%	7.84%	$2,660	18%
November 12, 2019 through December 31, 2019*	$10.00	(0.01)	0.59	0.58	—	—	—	$10.58	5.80%	1.15%	(0.40)%	15.02%	$2,645	7%

*
For the period ending November 13, 2019 (commencement of operations) to December 31, 2019

(a)
Calculated using the average shares method.

(b)
Total Return reflects any fee waivers or reimbursements during the applicable period and would have been lower in their absence.

(c)
Not annualized for periods less than one year.

(d)
Annualized for periods less than one year.

See accompanying notes to financial statements

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	June 30, 2020

1. Organization
Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). Currently, the Trust consists of three operating series. This report includes information about the following series of the Trust: Mirae Asset Emerging Markets Great Consumer VIT Fund (“EM Great Consumer VIT Fund” or the “Fund”). The EM Great Consumer VIT Fund has a fiscal year-end of December 31st.
The Fund is classified as diversified under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest of no par value. The Fund offers one class of shares: Class I Shares. Shares of the Fund are available exclusively through separate accounts of participating life insurance companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.
2. Significant Accounting Policies
The Fund is an investment company and accordingly follows accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services - Investments Companies”, as amended. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from these estimates.
Investment Valuation
The Fund records investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).
Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.
The Fund may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.
Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.
Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	June 30, 2020

security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.
The Fund uses fair value pricing to seek to ensure that the Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value by short-term traders.
The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
■
Level 1 — quoted prices in active markets for identical assets

■
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

■
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation procedures noted previously, equity securities, including foreign equity securities, are generally categorized as a Level 1 security in the fair value hierarchy, unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security.
A summary of the valuations as of June 30, 2020, based upon the three levels defined above, are identified below for the Fund.
	Level 1	Level 2	Level 3	Total Investments
EM Great Consumer VIT Fund
Common Stock*	$1,993,954	$621,974	$—	$2,615,928
Total Investments	$1,993,954	$621,974	$—	$2,615,928

*
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

For the period ended June 30, 2020, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.
Foreign Currency Transactions
The Fund’s accounting records are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:
i)
value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)
purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Fund does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	June 30, 2020

based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Allocations
Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another reasonable basis.
Distributions to Shareholders
The Fund intends to declare and distribute net investment income at least annually, if any, and distribute net realized capital gains, if any, annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (“PFICs”)) do not require a reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Federal Income Taxes
The Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to make timely distributions in order to avoid tax liability.
Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are no uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations as incurred. There is no income tax noted as due for the period ended June 30, 2020.
Recent Accounting Pronouncements
In August 2018, FASB issued ASU No. 2018-13 (“ASU 2018-13”), “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. In addition, the amendments clarify that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund adopted ASU 2018-13 which eliminated and modified disclosures with the financial statements prepared as of June 30, 2020.
3. Transactions with Affiliates and other Servicing Arrangements
The Trust, on behalf of the Fund, has entered into an Investment Management Agreement between the Manager and the Trust (the “Investment Management Agreement”). Under this agreement, the Fund pays the Manager a fee, accrued daily and payable monthly at an annualized rate of the average daily net assets of the Fund as listed below:
EM Great Consumer VIT Fund	0.99%
The Manager, with respect to the Fund, has entered into a sub-management agreement with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) to manage all or a portion of the investments of the Fund. The Fund does not compensate the Sub-Manager. The Manager compensates the Sub-Manager from its Manager fees under the terms of the sub-management agreement. Effective May 14, 2020, such fees are payable monthly at an annualized rate of the average daily net assets of the Fund as listed below:

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	June 30, 2020

EM Great Consumer VIT Fund	35% of those fees derived from assets managed by the Sub-Manager
Prior to May 14, 2020, the Sub-Manager had agreed to waive a portion of the sub-management fees otherwise payable by the Manager, up to a maximum of  $300,000 annually. The sub-manager fees were payable monthly at an annualized rate of the average daily net assets of the Fund as listed below:
EM Great Consumer VIT Fund	12.5% of the total monthly investment management fee plus an additional 25% of those fees derived from assets managed by the Sub-Manager
The Manager has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Fund in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2021 as follows:
Class I
EM Great Consumer VIT Fund	1.15%
Waivers and reimbursements under this agreement are accrued daily and paid monthly.
Additionally, pursuant to the expense limitation agreement, the Fund has agreed to repay amounts waived or reimbursed by the Manager with respect to the Fund for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Board, and are permissible to the extent such repayments would not cause the expenses of the Fund to exceed the limits described above. As of June 30, 2020, the repayments that may potentially be made by the Fund are as follows:
	Expires 12/31/22	Expires 12/31/22	Total
EM Great Consumer VIT Fund	$44,805	$72,646	$117,451
Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citibank, N.A., serves as the Trust’s administrator and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Trust, on behalf of the Fund. Citi voluntarily waived a portion of its fees during the period ended June 30, 2020 as indicated on the Fund’s Statement of Operations under the caption “Fees voluntarily reduced by the Administrator.” The Fund’s ratio of net expenses to average net assets was unaffected by these voluntary waivers due to contractual expense limit described above.
FIS Investor Services LLC (“FIS”) serves as transfer agent for the Fund under a transfer agency agreement and receives fees for its services.
Citi also receives fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Fund. For its services as custodian, the Fund pays Citibank, N.A. a fee based on a percentage of assets held on behalf of the Fund, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held.
The Fund has an uncommitted $15,000,000 demand line of credit facility with Citibank, N.A., expiring August 1, 2020. Borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. There were no borrowings under the facility during the period ended June 30, 2020.
Funds Distributor, LLC (the “Distributor”) serves as the distributor of the Fund. The Manager pays the Distributor’s fees and out-of-pocket expense for the distribution services it provides to the Fund.
For the period ended June 30, 2020, the brokerage commissions paid by the Fund to broker/dealers affiliated with the Manager on the execution of the Fund’s purchases and sales of portfolio investments were as follows:
	Name of Affiliate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
EM Great Consumer VIT Fund	Mirae Asset Securities (Hong Kong) Ltd.	$140
Certain officers and a Trustee of the Trust are officers of the Manager or Citi and receive no compensation from the Fund for such services.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	June 30, 2020

4. Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2020 were as follows:
	Purchases	Sales
EM Great Consumer VIT Fund	462,958	423,845
5. Investment Risks
Asset Allocation Risk
The Fund’s ability to achieve its investment objective will depend, in part on the investment manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager’s evaluations and assumptions may be incorrect in view of actual market condition.
Concentration Risk
Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. This Fund may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on the Fund’s holdings, including industry and/or geographical composition, as relevant.
Emerging Markets Risks
The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Fund invests; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Fund; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.
Equity Securities Risk
Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.
Foreign Securities Risk
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.
Growth Investing Risk
Investments in growth-focused companies may be more volatile than other stocks or the market as a whole. Growth-focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market. The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.
Market Disruption and Geopolitical Risk
Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, natural and environmental disasters, systemic market dislocations, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	June 30, 2020

6. Federal Income Tax Information
There were no distributions paid to shareholders during the most recent tax year ended December 31, 2019.
At December 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:
	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(a)	Total Accumulated Earnings (Deficit)
EM Great Consumer VIT Fund	$14,866	$14,866	$—	$130,491	$145,357

(a)
The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

At December 31 2019, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EM Great Consumer VIT Fund	$2,384,479	$167,509	$(37,049)	$130,460
7. Control Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2020, the Manager owned 100% of the Shares of the Fund.
8. Subsequent Events
Management evaluated subsequent events through the date these schedules were issued and concluded no such events require recognition or disclosure, except as noted below.
Effective July 31, 2020, the Fund amended the uncommitted $15,000,000 demand line of credit facility with Citibank N.A. such that it expires July 30, 2021.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement (Unaudited)

On May 14, 2020, during a special telephonic meeting of the Board of Trustees of Mirae Asset Discovery Funds (the “Board” of the “Trust”), the Board considered an amendment to the Sub-Management Agreement between the Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Adviser”) and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Adviser”) for the Mirae Asset Emerging Markets VIT Fund and the Mirae Asset Emerging Markets Great Consumer VIT Fund (collectively, the “VIT Funds”) reducing the fee allocated to the Sub-Adviser from the Adviser’s management fee with respect to the VIT Funds (the “Sub-Advisory Fee Amendment”).
In connection with the approval of the Sub-Advisory Fee Amendment, the Board took into consideration the contract renewal materials it had received at the June 2019 contract renewal meeting for the Trust’s Emerging Markets Fund and Emerging Markets Great Consumer Fund (the “Retail Funds”), which are managed substantially similar to the Mirae Asset Emerging Markets VIT Fund and the Mirae Asset Emerging Markets Great Consumer VIT Fund, respectively, to the extent that such information was relevant, and the Adviser’s report that highlighted material changes to those materials and, among other things, provided performance information for each VIT Fund. These materials and presentations by representatives of the Adviser described, among other things: the Adviser’s and Sub-Adviser’s business; the Adviser’s and Sub-Adviser’s organizational structure, personnel and operations; the services provided by the Adviser and Sub-Adviser with respect to the VIT Funds; the allocation of the Adviser’s management fee among the Adviser and Sub-Adviser and the proposed change to that allocation; and the notification that the agreement between the Sub-Adviser and Adviser with respect to the Sub-Adviser’s absorption of a portion of the fees waived or reimbursed by the Adviser would not be renewed. Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering for approval the Sub-Advisory Fee Amendment.
At the meeting, representatives of the Adviser discussed, and answered Trustees’ questions about the Adviser’s and Sub-Adviser’s services and personnel and the Adviser’s profitability and financial information. The Adviser confirmed that there would be no reduction in the quality or nature of services provided to the VIT Funds as a result of fee reallocation and that the Adviser’s and Sub-Adviser’s ability to manage the VIT Funds would not be impacted in any way. In addition there would be no impact to shareholders because the sub-advisory fee for each VIT Fund is paid by the Adviser out of its management fee.
Board Considerations
The Independent Trustees considered, among other things, the nature, extent and quality of services provided to the VIT Funds by the Adviser and Sub-Adviser under their respective agreements. The Independent Trustees also considered the Adviser’s confirmation that there would be no reduction in the nature or quality of services provided by the Adviser or Sub-Adviser as a result of the proposed fee reallocation. The Independent Trustees also considered that the fee reallocation would have no impact on the expenses of the VIT Funds since the Adviser pays the sub-advisory fee out of its management fee. The Independent Trustees also considered the Adviser’s rationale for reducing the sub-advisory fee, the Adviser’s financial condition and profitability.
Conclusion
The Board, including the Independent Trustees, concluded that the change in the allocation of the Adviser’s management fee between the Adviser and Sub-Adviser, was fair and reasonable with respect to the services that the Adviser and the Sub-Adviser provide to each VIT Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.
In addition, on June 22, 2020, as well as during a special telephonic meeting on June 4, 2020, the Board considered the renewal of the following: (1) the Investment Management Agreement, as amended, between the Trust and the Adviser for the VIT Funds; and (2) the Sub-Management Agreement, as amended on May 14, 2020, between the Adviser and the Sub-Adviser for the VIT Funds (consideration of both agreements together, the “Annual Approval”).
In connection with the Annual Approval, the Board requested and received a wide variety of information from the Adviser and Sub-Adviser. The materials and presentations by representatives of the Adviser described, among other things: the Adviser’s and Sub-Adviser’s business; the Adviser’s and Sub-Adviser’s organizational structure, personnel and operations; the services provided by the Adviser and Sub-Adviser with respect to the VIT Funds; the VIT Funds’ performance; the Adviser’s and Sub-Adviser’s fees and the VIT Funds’ net total expenses; the Adviser’s contractual fee waiver and expense reimbursement agreement with respect to the VIT Funds; and compliance and portfolio trading matters. At the meetings, representatives of the Adviser discussed, and answered Trustees questions about, among other things, the Strategic Insight report comparing the corresponding Retail Fund’s fees and expenses to those of peer groups of similar funds, performance comparison information, the Adviser’s services and personnel and the Adviser’s profitability. Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering for approval of the Investment Management and Sub-Management Agreements.
Nature, Extent and Quality of the Services
In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services provided to the VIT Funds by the Adviser under the Investment Management Agreement and by the Sub-Adviser under the Sub-Management Agreement. The Board considered the quality of the investment research capabilities of the Adviser and the Sub-Adviser and other resources dedicated to

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement (Unaudited)

performing services for the VIT Funds. The Board also considered information regarding: the experience and professional background of the portfolio managers at the Adviser and the Sub-Adviser and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for each Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s/Sub-Adviser’s senior management and staff; the quality of the Adviser’s/Sub-Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Adviser/Sub-Adviser, including financial statements of the Adviser and Sub-Adviser. The Board also took into account its familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and reports during the preceding months in connection with the VIT Funds and the Retail Funds.
The Board discussed the adequacy of the resources and quality of services provided by the Adviser and the Sub-Adviser under their respective Agreements. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the VIT Funds under the Investment Management and Sub-Management Agreements.
Costs of Services and Profitability
The Adviser then discussed with the Board its costs of services provided to the VIT Funds. The Board considered the Adviser’s and Sub-Adviser’s resources devoted to the VIT Funds as well as the Adviser’s and Sub-Adviser’s waiver of its fees and reimbursement of expenses of the VIT Funds and its income from other products. The Adviser then discussed its profitability analysis with respect to the VIT Funds. The Trustees concluded that the negative profitability with respect to each VIT Fund was not a concern given each VIT Fund’s small asset base, and the Adviser’s overall financial strength. The Adviser also discussed the recent amendment to the Sub-Management Agreement between the Adviser and Sub-Adviser reducing the fees allocated to the Sub-Adviser out of the Adviser’s management fee. The Board also noted that the agreement between the Adviser and Sub-Adviser with respect to the Sub-Adviser’s absorption of a portion of the fees waived or reimbursed by the Adviser would not be renewed.
Compensation
The Board reviewed industry data from Strategic Insight relating to the Retail Funds, which have the same management fees and net expenses as the corresponding VIT Fund, and compared the net management fees, contractual advisory fees and net total expense ratios to the net management fees, contractual advisory fees and net total expense ratios of the peer group median data.
Performance
The Board considered the since inception performance comparison information for each VIT Fund against its benchmark and peer group contained in the meeting materials. The Manager also reviewed the performance attribution information contained in the meeting materials and discussed factors behind each VIT Fund’s performance.
Economies of Scale
The Board then considered whether the VIT Funds would benefit from any economies of scale, noting that breakpoints were currently not relevant to the VIT Funds given their small asset size.
Other Benefits
The Board noted that the Adviser indicated that it does not expect to receive significant ancillary benefits as a result of its relationship with the VIT Funds and that transactions effected through its affiliated broker are reported to the Board.
Conclusion
The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management Agreement, as amended, and Sub-Management Agreement, as amended, were fair and reasonable with respect to the services that the Adviser and the Sub-Adviser provide to each Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Mirae Asset Discovery Funds

To Make Investments
Regular Mail:
Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered or
Certified Mail:
Mirae Asset Discovery Funds
4249 Easton Way, Ste. 400
Columbus, Ohio 43219
Phone Number:
1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Emerging Markets Great Consumer VIT Fund of Mirae Asset Discovery Funds (the “Trust”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for the Fund, visit www.miraeasset.com.
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund (or the Funds) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust’s website at http://investments.miraeasset.us.
The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available, free of charge, on the Commission’s website at sec.gov.
Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.
06/20

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)        Included as part of report to stockholders under Item 1.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__Mirae Asset Discovery Funds_______________________________

By (Signature and Title) _/s/ Joon Hyuk Heo__________________________________________________________

Joon Hyuk Heo, President and Principal Executive Officer

Date _ August 21, 2020________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ Joon Hyuk Heo_________________________________________________________

Joon Hyuk Heo, President and Principal Executive Officer

Date _ August 21, 2020_______________________

By (Signature and Title) _/s/ Joel B. Engle__________________________________________________________

Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date _August 21, 2020___________